OTHER NONCURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
OTHER NONCURRENT LIABILITIES

NOTE 3 – OTHER NONCURRENT LIABILITIES

Other noncurrent liabilities are comprised of tax refinancing programs at our operating subsidiaries located in Brazil and provision for contingencies. The balance of these non-current liabilities as of June 30, 2025, and December 31, 2024, amounted to $31,425 and $33,961, respectively.